Distribution Date: Sep 25, 2006
DISTRIBUTION PACKAGE
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
N/A
Wells Fargo
July 25, 2006
June 29, 2006
June 01, 2006
Wachovia Securities
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency Report 120 Days +

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Wachovia Mortgage Loan Trust
Contact:
Asset-Backed Certificates
Samil Sengil
SERIES 2006-AMN1
Account Administrator
651-495-3878
samil.sengil@usbank.com
DISTRIBUTION STATEMENT
Distribution Date:
25-Sep-06
Accrual Periods:
Begin End
Determination Date:
15-Sep-06
Certificates 8/25/2006 9/24/2006
Record Date:
22-Sep-06
Original
Beginning
Class Interest
Net WAC
Applied
Ending
Certificate
Certificate
Principal
Interest
Carryover
Total
Rate Carryover
Realized Loss
Certificate
Class
Face Value
Balance
Distribution
Distribution
Shortfall
Distribution
Amount
Amount
Balance
A-1 $373,000,000.00 $358,204,326.69 $17,644,906.73 $1,657,702.56 $0.00 $19,302,609.29 $0.00 $0.00 $340,559,419.96
A-2 $154,400,000.00 $154,400,000.00 $0.00 $727,829.49 $0.00 $727,829.49 $0.00 $0.00 $154,400,000.00
A-3 $132,689,000.00 $132,689,000.00 $0.00 $635,768.65 $0.00 $635,768.65 $0.00 $0.00 $132,689,000.00
M-1 $9,644,000.00 $9,644,000.00 $0.00 $46,623.67 $0.00 $46,623.67 $0.00 $0.00 $9,644,000.00
M-2 $8,572,000.00 $8,572,000.00 $0.00 $41,514.92 $0.00 $41,514.92 $0.00 $0.00 $8,572,000.00
M-3 $5,357,000.00 $5,357,000.00 $0.00 $25,990.54 $0.00 $25,990.54 $0.00 $0.00 $5,357,000.00
M-4 $5,000,000.00 $5,000,000.00 $0.00 $24,559.86 $0.00 $24,559.86 $0.00 $0.00 $5,000,000.00
M-5 $4,286,000.00 $4,286,000.00 $0.00 $21,126.53 $0.00 $21,126.53 $0.00 $0.00 $4,286,000.00
M-6 $3,929,000.00 $3,929,000.00 $0.00 $19,603.63 $0.00 $19,603.63 $0.00 $0.00 $3,929,000.00
B-1 $2,500,000.00 $2,500,000.00 $0.00 $13,399.35 $0.00 $13,399.35 $0.00 $0.00 $2,500,000.00
B-2 $2,500,000.00 $2,500,000.00 $0.00 $13,722.25 $0.00 $13,722.25 $0.00 $0.00 $2,500,000.00
B-3 $3,569,000.00 $3,569,000.00 $0.00 $19,897.22 $0.00 $19,897.22 $0.00 $0.00 $3,569,000.00
X* $8,936,895.71 $8,936,895.71 $0.00 $644,152.69 $0.00 $644,152.69 $0.00 N/A $8,936,895.71
P $100.00 $100.00 $0.00 $6,042.00 $0.00 $6,042.00 $0.00 N/A $100.00
R $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 0 $0.00
R-X N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
Total $705,446,000.00 $690,650,326.69 $17,644,906.73 $3,897,933.36 $0.00 $21,542,840.09 $0.00 $0.00 $673,005,419.96
* Notional Balance
AMOUNTS PER $1,000 UNIT
Class Interest
Net WAC
Allocable
Ending
Current
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Pass Through
Class
Cusip
Distribution
Distribution
Amount
Distribution
Amount
Amount
Balance
Interest Rate
A-1 92978EAA2 $47.30537997 $4.44424279 NA $51.74962276 $0.00000000 $0.00000000 $913.02793555 5.37438%
A-2 92978EAB0 $0.00000000 $4.71392157 NA $4.71392157 $0.00000000 $0.00000000 $1,000.00000000 5.47438%
A-3 92978EAC8 $0.00000000 $4.79141941 NA $4.79141941 $0.00000000 $0.00000000 $1,000.00000000 5.56438%
M-1 92978EAD6 $0.00000000 $4.83447428 NA $4.83447428 $0.00000000 $0.00000000 $1,000.00000000 5.61438%
M-2 92978EAE4
$0.00000000 $4.84308446 NA $4.84308446 $0.00000000 $0.00000000 $1,000.00000000 5.62438%
M-3 92978EAF1 $0.00000000 $4.85169685 NA $4.85169685 $0.00000000 $0.00000000 $1,000.00000000 5.63438%
M-4 92978EAG9 $0.00000000 $4.91197200 NA $4.91197200 $0.00000000 $0.00000000 $1,000.00000000 5.70438%
M-5 92978EAH7 $0.00000000 $4.92919505 NA $4.92919505 $0.00000000 $0.00000000 $1,000.00000000 5.72438%
M-6 92978EAJ3 $0.00000000 $4.98947060 NA $4.98947060 $0.00000000 $0.00000000 $1,000.00000000 5.79438%
B-1 92978EAK0 $0.00000000 $5.35974000 NA $5.35974000 $0.00000000 $0.00000000 $1,000.00000000 6.22438%
B-2 92978EAL8 $0.00000000 $5.48890000 NA $5.48890000 $0.00000000 $0.00000000 $1,000.00000000 6.32677%
B-3 92978EAM6
$0.00000000 $5.57501261 NA $5.57501261 $0.00000000 $0.00000000 $1,000.00000000 6.32677%
X 92978EAP9 $0.00000000 $72.07790165 NA $72.07790165 $0.00000000 $0.00000000 $1,000.00000000 NA
P 92978EAN4 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R-X NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
Index
Value
LIBOR 5.32438%

Wachovia Mortgage Loan Trust
Contact:
Asset-Backed Certificates
Samil Sengil
SERIES 2006-AMN1
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Date:
September 25, 2006
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fixed Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Paid
Paid (2)
Shortfall
A-1 5.37438% $1,657,747.53 $44.97 $0.00 $0.00 $0.00 $0.00 $1,657,702.56 $0.00
A-2 5.47438% $727,849.23 $19.74 $0.00 $0.00 $0.00 $0.00 $727,829.49 $0.00
A-3 5.56438% $635,785.90 $17.25 $0.00 $0.00 $0.00 $0.00 $635,768.65 $0.00
M-1 5.61438% $46,624.93 $1.26 $0.00 $0.00 $0.00 $0.00 $46,623.67 $0.00
M-2 5.62438% $41,516.05 $1.13 $0.00 $0.00 $0.00 $0.00 $41,514.92 $0.00
M-3 5.63438% $25,991.24 $0.70 $0.00 $0.00 $0.00 $0.00 $25,990.54 $0.00
M-4 5.70438% $24,560.53 $0.67 $0.00 $0.00 $0.00 $0.00 $24,559.86 $0.00
M-5 5.72438% $21,127.10 $0.57 $0.00 $0.00 $0.00 $0.00 $21,126.53 $0.00
M-6 5.79438% $19,604.16 $0.53 $0.00 $0.00 $0.00 $0.00 $19,603.63 $0.00
B-1 6.22438% $13,399.71 $0.36 $0.00 $0.00 $0.00 $0.00 $13,399.35 $0.00
B-2 6.32677% $13,620.13 $0.37 $102.49 $102.49 $0.00 $0.00 $13,619.76 $0.00
B-3 6.32677% $19,444.10 $0.53 $453.65 $453.65 $0.00 $0.00 $19,443.57 $0.00
(1) Includes interest shortfalls from previous payment dates plus interest thereon
(2) Includes Deferred Amounts
(3) Represents non-Remic Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic Regular Interest payments to the Class X

Wachovia Mortgage Loan Trust
Contact:
Asset-Backed Certificates
Samil Sengil
SERIES 2006-AMN1
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Date:
September 25, 2006
Miscellaneous:
Reconciliation:
Recoveries $0.00 Available funds (A):
Current Advances $0.00 Servicer Remittance $21,463,793.36
Outstanding Advances $0.00 Net Payments to Trust from Swap Counterparty $80,504.19
Reimbursed Advances $0.00 Net Funds from Supplemental Interest $0.00
$21,544,297.55
Distributions (B):
Trustee Fee
$1,457.47
Net Payments to Counterparty from Swap Trust $0.00
Supplemental Interest Trust*:
Total Interest distributed $3,897,933.36
Swap Notional Balance $695,704,260.40 Total Principal distributed
$17,644,906.73
$21,544,297.56
Deposit: Investment Income $0.00
Deposit: Net Counterparty Payment $80,504.19 (A)-(B): (0.01)
Deposit: Counterparty Termination Payment $0.00
Deposit / Withdrawal : Net Trust Payment to Counterparty $0.00
Deposit / Withdrawal : Trust Termination Payment to Counterparty $0.00
Miscellaneous Expenses:
Withdrawal : to pay interest on certificates $0.00 Withdrawal pursuant to Section 3.08(a)(viii):
Withdrawal : to Principal Remittance, Net Realized Losses $0.00 Amount of Withdrawal: $0.00
Withdrawal : to pay Deferred Amounts $0.00 Purpose of Withdrawal:
Withdrawal : to X, remaining amounts $80,504.19 Expenses or indemnification amount paid by Trust: $0.00
* All payments to Trust represent non-Remic Regular Interests payments to respective class.
Purpose of Expense or indemnification
ACCOUNT ACTIVITY

Wachovia Mortgage Loan Trust
Contact:
Asset-Backed Certificates
Samil Sengil
SERIES 2006-AMN1
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Date:
September 25, 2006
Trigger Event:
Excess Interest Distributions:
Relevant Information: Excess available interest (A): $563,648.50
A) Rolling 6-Month Delinquency Average 0.000%
B) Ending Collateral Balance $681,942,315.67 1) as additional principal to certificates $0.00
C) 40.00% of Required % 19.519% 2) Deferred Amounts + Interest thereon (not applied as prin) $0.00
D) Cumulative Loss Amount $0.00 3) Remaining Amounts to X $563,648.50
E) Cumulative Realized Losses/Cut-off Balance 0.000%
F) Applicable Cumulative Loss % 100.000%
(B): $563,648.50
A Trigger Event will occur if either (1) or (2) is True:
(1) Rolling 6Mo Delq. Avg equals or exceeds 40.00% of Required %(A >= C)
NO (A)-(B) ($0.00)
(2) Cumulative Real Loss/Cut-Off Balance equals or exceeds Applicable Cumulative Loss %(D >= E)
NO
NO
Overcollateralization:
Overcollateralization Amount (before distributions)
$8,936,895.71
Overcollateralization Release Amount $0.00
Overcollateralization Deficiency $0.00
Target Overcollateralization Amount $8,936,895.71
Overcollateralization Amount (after distributions) $8,936,895.71
Stepdown Date:
Relevant Information:
Senior Enhancement Percentage
0.000000%
The earlier of:
1) Distribution after Class A balances reduced to zero
NO
1) later of (x) Distribution in June 2009 NO
(y) Class A Bal less than or equal to 84.8% of Ending Bal NO
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Sep 25, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
699,587,222.40
17,644,906.73
0.00
681,942,315.67
73,964.45
16,996,825.58
574,116.70
0.00
0.00
17,644,906.73
3,958,680.44
145,747.73
0.00
88.08
0.00
0.00
0.00
3,812,844.63
6,042.00
0.00
21,463,793.36
2,429
2,383
0.9545893662
6.79031%
6.53781%
12.53747%
0.00
0.00
0.00
0.00
211,858.75
1
0
0.00
0.00
145,747.73
0.00
0.00
0.00
0.00
0.00

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance
%
0K to 99.99K
86 6,867,020.65 1.01%
100K to 199.99K
792 121,712,180.60 17.85%
200K to 299.99K
692 170,325,287.76 24.98%
300K to 399.99K
380 130,802,214.81 19.18%
400K to 499.99K
201 89,030,940.50 13.06%
500K to 599.99K
104 56,245,981.97 8.25%
600K to 699.99K
52 33,118,612.54 4.86%
700K to 799.99K
25 18,503,977.04 2.71%
800K to 899.99K
16 13,557,918.97 1.99%
900K to 999.99K
15 14,480,037.76 2.12%
1000K to 1099.99K
4 4,000,000.00 0.59%
1100K to 1199.99K
4 4,666,640.52 0.68%
1200K to 1299.99K
2 2,475,250.00 0.36%
1300K to 1399.99K
4 5,352,498.46 0.78%
1400K to 1499.99K
3 4,448,754.09 0.65%
1800K to 1899.99K
1 1,885,000.00 0.28%
2000K to 2099.99K
1 2,000,000.00 0.29%
2400K to 2499.99K
1 2,470,000.00 0.36%
Total
2,383
681,942,315.67
100.00%
Remaining Principal Balance
Balance

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
180.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1800K to 1899.99K
2000K to 2099.99K 2400K to 2499.99K
Balance
Count
Balance ($)
%
5.50% - 5.99%
27 7,507,352.03 1.10%
6.00% - 6.49%
544 148,620,060.02 21.79%
6.50% - 6.99%
1,103 313,276,029.47 45.94%
7.00% - 7.49%
506 150,258,236.21 22.03%
7.50% - 7.99%
170 55,760,556.56 8.18%
8.00% - 8.49%
33 6,520,081.38 0.96%
Total
2,383
681,942,315.67
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 6.79%
Count
Balance ($)
%
2.00% - 2.99%
2,383 681,942,315.67 100.00%
Total
2,383
681,942,315.67
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 2.25%

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance ($)
%
2.00% - 2.99%
2,383 681,942,315.67 100.00%
Total
2,383
681,942,315.67
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 2.25%
Count
Balance ($)
%
11.00% - 11.99%
27 7,507,352.03 1.10%
12.00% - 12.99%
1,649 462,128,552.13 67.77%
13.00% - 13.99%
674 205,786,330.13 30.18%
14.00% - 14.99%
33 6,520,081.38 0.96%
Total
2,383
681,942,315.67
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 12.79%
Count
Balance ($)
%
12
2,383 681,942,315.67 100.00%
Total
2,383
681,942,315.67
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
12
2,383 681,942,315.67 100.00%
Total
2,383
681,942,315.67
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
1 Year LIBOR
2,383 681,942,315.67 100.00%
Total
2,383
681,942,315.67
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
128 39,153,654.51 5.74%
3 Units
63 22,539,471.07 3.31%
4 Units
30 11,397,368.77 1.67%
Condominium
258 59,116,429.65 8.67%
Cooperative
3 806,702.58 0.12%
Other
10 2,970,693.43 0.44%
Single Family
1,891 545,957,995.66 80.06%
Total
2,383
681,942,315.67
100.00%
Property Type
Type

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance ($)
%
2006
2,383 681,942,315.67 100.00%
Total
2,383
681,942,315.67
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
15.00% - 19.99%
2 99,467.80 0.01%
20.00% - 24.99%
2 389,966.47 0.06%
25.00% - 29.99%
4 466,640.74 0.07%
30.00% - 34.99%
6 1,342,230.28 0.20%
35.00% - 39.99%
9 1,616,781.32 0.24%
40.00% - 44.99%
14 4,004,668.32 0.59%
45.00% - 49.99%
18 5,608,975.96 0.82%
50.00% - 54.99%
27 8,704,850.17 1.28%
55.00% - 59.99%
46 16,021,515.17 2.35%
60.00% - 64.99%
60 21,241,237.82 3.11%
65.00% - 69.99%
115 43,946,041.38 6.44%
70.00% - 74.99%
192 62,102,735.00 9.11%
75.00% - 79.99%
335 98,949,357.82 14.51%
80.00% - 84.99%
1,513 409,678,731.88 60.08%
85.00% - 89.99%
13 2,837,573.51 0.42%
90.00% - 94.99%
16 2,884,133.77 0.42%
95.00% - 99.99%
11 2,047,408.26 0.30%
Total
2,383 681,942,315.67 100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 76
Count
Balance ($)
%
337 - 360
2,383 681,942,315.67 100.00%
Total
2,383
681,942,315.67
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 355
Count
Balance ($)
%
337 - 360
2,383 681,942,315.67 100.00%
Total
2,383
681,942,315.67
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 355

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance ($)
%
337 - 360
2,383 681,942,315.67 100.00%
Total
2,383
681,942,315.67
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360
Count
Balance ($)
%
337 - 360
2,383 681,942,315.67 100.00%
Total
2,383
681,942,315.67
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance ($)
%
ALABAMA
1 240,000.00 0.04%
ARIZONA
179 40,995,107.42 6.01%
CALIFORNIA
614 236,329,734.64 34.66%
COLORADO
149 31,276,904.84 4.59%
CONNECTICUT
47 18,411,903.37 2.70%
DELAWARE
4 2,209,325.31 0.32%
DISTRICT OF COLUMBIA
4 1,554,000.00 0.23%
FLORIDA
295 69,892,282.66 10.25%
GEORGIA
53 9,401,984.07 1.38%
IDAHO
2 581,419.41 0.09%
ILLINOIS
198 52,869,187.10 7.75%
INDIANA
11 1,871,438.72 0.27%
IOWA
2 363,704.00 0.05%
KANSAS
14 2,580,900.22 0.38%
LOUISIANA
1 103,918.95 0.02%
MAINE
3 1,217,049.14 0.18%
MARYLAND
46 15,431,000.97 2.26%
MASSACHUSETTS
64 20,425,684.58 3.00%
MICHIGAN
22 3,630,738.19 0.53%
MINNESOTA
33 6,255,025.35 0.92%
MISSISSIPPI
1 293,988.67 0.04%
MISSOURI
22 3,500,792.79 0.51%
MONTANA
1 196,000.00 0.03%
NEBRASKA
3 300,344.70 0.04%
NEVADA
41 11,113,948.16 1.63%
NEW HAMPSHIRE
18 3,666,166.45 0.54%
NEW JERSEY
37 14,266,925.61 2.09%
NEW MEXICO
2 671,198.00 0.10%
NEW YORK
82 33,088,786.59 4.85%
NORTH CAROLINA
35 8,015,341.28 1.18%
NORTH DAKOTA
2 256,255.87 0.04%
OHIO
31 4,258,723.85 0.62%
OKLAHOMA
1 115,316.96 0.02%
OREGON
66 13,495,785.84 1.98%
PENNSYLVANIA
8 1,442,146.05 0.21%
RHODE ISLAND
37 8,374,733.87 1.23%
SOUTH CAROLINA
4 597,906.40 0.09%
SOUTH DAKOTA
4 1,153,651.19 0.17%
TENNESSEE
14 1,743,885.49 0.26%
UTAH
33 6,566,115.94 0.96%
VIRGINIA
27 8,848,880.53 1.30%
WASHINGTON
166 43,577,588.47 6.39%
WEST VIRGINIA
1 140,246.78 0.02%
WISCONSIN
5 616,277.24 0.09%
Total
2,383
681,942,315.67
100.00%
Geographic Distribution by State
State

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
0
5
10
15
20
25
30
35
CALIFORNIA
FLORIDA
ILLINOIS
WASHINGTON
ARIZONA
NEW YORK
COLORADO
MASSACHUSETTS
CONNECTICUT
MARYLAND
NEW JERSEY
OREGON
NEVADA
GEORGIA
VIRGINIA
RHODE ISLAND
NORTH CAROLINA
UTAH
MINNESOTA
OHIO
NEW HAMPSHIRE
MICHIGAN
MISSOURI
KANSAS
DELAWARE
INDIANA
TENNESSEE
DISTRICT OF
COLUMBIA
PENNSYLVANIA
MAINE
SOUTH DAKOTA
NEW MEXICO
WISCONSIN
SOUTH CAROLINA
IDAHO
IOWA
NEBRASKA
MISSISSIPPI
NORTH DAKOTA
ALABAMA
MONTANA
WEST VIRGINIA
OKLAHOMA
LOUISIANA
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Sep 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,377
680,559,817.43
99.80%
680,772,202.60
6
1,382,498.24
0.20%
1,382,498.24
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,383
681,942,315.67
682,154,700.84
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,377
680,559,817.43
99.80%
680,772,202.60
6
1,382,498.24
0.20%
1,382,498.24
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,383
681,942,315.67
100.00%
682,154,700.84
Current
30 - 59
days
Current 99.8%
30 - 59 days 0.2%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Sep 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
6 1,382,498.24 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
6
1,382,498.24
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
6
1,382,498.24
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
6
1,382,498.24
100.00%
100.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Sep 25, 2006
DELINQUENCY SUMMARY 120+ DAYS BREAKDOWN REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
120 - 149 days
150 - 179 days
180 - 269 days
270 - 359 days
360 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00

Distribution Date: Sep 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
September 2006
Count
Balance ($)
30 - 59 days
6 1,382,498.24
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
9/
1/
20
06
Balance ($)
30 - 59 days

Distribution Date: Sep 25, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Current
26.31%
17,570,942.28
3 Month
17.62%
Life CPR
17.62%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.00%
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
7/
1/
20
06
8/
1/
20
06
9/
1/
20
06
Group 1
Total
Amount ($)

Distribution Date: Sep 25, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Sep 25, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Sep 25, 2006
REO LOAN DETAIL REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:

Distribution Date: Sep 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
46 17,503,215.00 16,996,825.58 0.00 699,587,222.40
2.43%
97.57%
1
Prepayment 2.43%
Liquidation 0.00%
Beginning Balance 97.57%
Total: 100.00%
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
1284000482 436,800.00 436,800.00 436,800.00 0.00 0.00 0.00 N/A 08/22/2006 0.00 7.500% 0.00
1284000517 789,600.00 787,500.00 787,500.00 0.00 0.00 0.00 N/A 08/14/2006 0.00 6.625% 0.00
1284000523 512,000.00 512,000.00 512,000.00 0.00 0.00 0.00 N/A 09/07/2006 0.00 7.000% 0.00
1284000568 1,000,000.00 1,000,000.00 700,000.00 0.00 0.00 0.00 N/A 09/06/2006 0.00 6.875% 0.00
1284000588 1,350,000.00 1,349,627.34 1,349,625.29 0.00 0.00 0.00 N/A 09/07/2006 0.00 6.625% 0.00
1284000601 241,600.00 240,606.60 240,354.57 0.00 0.00 0.00 N/A 09/05/2006 251.19 5.875% 0.00
1284000637 175,000.00 175,000.00 175,000.00 0.00 0.00 0.00 N/A 08/31/2006 0.00 6.875% 0.00
1284000638 175,000.00 175,000.00 175,000.00 0.00 0.00 0.00 N/A 08/31/2006 0.00 6.875% 0.00
1284000691 360,000.00 359,889.37 359,889.37 0.00 0.00 0.00 N/A 09/12/2006 0.00 7.375% 0.00
1284000711 144,400.00 144,400.00 144,400.00 0.00 0.00 0.00 N/A 08/25/2006 0.00 7.000% 0.00
1284000839 220,000.00 220,000.00 220,000.00 0.00 0.00 0.00 N/A 09/13/2006 0.00 6.375% 0.00
1284000865 417,000.00 417,000.00 417,000.00 0.00 0.00 0.00 N/A 08/30/2006 0.00 6.750% 0.00
1284000895 596,000.00 596,000.00 596,000.00 0.00 0.00 0.00 N/A 08/15/2006 0.00 7.250% 0.00
1284000987 450,000.00 450,000.00 450,000.00 0.00 0.00 0.00 N/A 09/01/2006 0.00 7.375% 0.00
1284001044 729,450.00 729,450.00 729,450.00 0.00 0.00 0.00 N/A 08/17/2006 0.00 7.250% 0.00
1284001204 460,000.00 460,000.00 460,000.00 0.00 0.00 0.00 N/A 08/21/2006 0.00 7.375% 0.00
1284001309 365,040.00 365,040.00 365,040.00 0.00 0.00 0.00 N/A 08/24/2006 0.00 7.250% 0.00
1284001314 416,000.00 415,887.33 415,887.33 0.00 0.00 0.00 N/A 09/05/2006 0.00 6.500% 0.00
1284001329 212,000.00 211,858.75 211,858.75 0.00 0.00 0.00 N/A 08/28/2006 0.00 7.125% 6,042.00
1284001342 356,000.00 356,000.00 356,000.00 0.00 0.00 0.00 N/A 09/05/2006 0.00 6.125% 0.00
1284001428 400,000.00 399,998.66 399,998.66 0.00 0.00 0.00 N/A 09/05/2006 0.00 7.000% 0.00
1284001458 417,000.00 416,880.55 416,880.55 0.00 0.00 0.00 N/A 08/30/2006 0.00 6.875% 0.00
1284001463 405,600.00 405,488.04 405,488.04 0.00 0.00 0.00 N/A 08/17/2006 0.00 6.625% 0.00

Distribution Date: Sep 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
1284001514 208,000.00 208,000.00 208,000.00 0.00 0.00 0.00 N/A 08/25/2006 0.00 7.500% 0.00
1284001530 412,500.00 409,933.02 409,810.71 0.00 0.00 0.00 N/A 09/13/2006 0.00 6.625% 0.00
1284001729 350,000.00 350,000.00 158,970.84 0.00 0.00 0.00 N/A 09/13/2006 0.00 6.500% 0.00
1284002046 311,200.00 311,200.00 311,200.00 0.00 0.00 0.00 N/A 08/31/2006 0.00 7.125% 0.00
1284002130 308,000.00 306,849.79 306,558.41 0.00 0.00 0.00 N/A 09/01/2006 291.38 6.375% 0.00
1284002154 239,955.00 239,101.13 238,884.71 0.00 0.00 0.00 N/A 09/12/2006 216.42 6.625% 0.00
1284002198 208,000.00 206,994.52 206,789.86 0.00 0.00 0.00 N/A 09/05/2006 202.60 6.250% 0.00
1284002256 348,000.00 346,591.88 346,591.88 0.00 0.00 0.00 N/A 08/21/2006 0.00 7.125% 0.00
1284002278 244,000.00 242,780.60 242,780.60 0.00 0.00 0.00 N/A 08/30/2006 0.00 6.375% 0.00
1284002379 255,500.00 255,500.00 255,500.00 0.00 0.00 0.00 N/A 08/29/2006 0.00 6.625% 0.00
1284002398 248,000.00 247,927.67 247,927.67 0.00 0.00 0.00 N/A 09/13/2006 0.00 7.000% 0.00
1284002424 302,400.00 302,395.36 302,391.08 0.00 0.00 0.00 N/A 09/08/2006 0.00 6.500% 0.00
1284002483 303,200.00 303,200.00 303,200.00 0.00 0.00 0.00 N/A 08/28/2006 0.00 6.500% 0.00
1284002485 550,000.00 550,000.00 550,000.00 0.00 0.00 0.00 N/A 09/06/2006 0.00 7.125% 0.00
1284002531 343,800.00 342,913.98 342,913.98 0.00 0.00 0.00 N/A 08/31/2006 0.00 8.250% 0.00
1284002541 57,420.00 57,260.36 57,260.36 0.00 0.00 0.00 N/A 08/22/2006 0.00 7.875% 0.00
1284002595 280,250.00 279,797.03 279,534.22 0.00 0.00 0.00 N/A 09/11/2006 195.84 7.875% 0.00
1284002623 372,000.00 372,000.00 372,000.00 0.00 0.00 0.00 N/A 08/23/2006 0.00 7.250% 0.00
1284002672 201,600.00 201,600.00 201,600.00 0.00 0.00 0.00 N/A 08/23/2006 0.00 7.000% 0.00
1284002712 240,000.00 240,000.00 240,000.00 0.00 0.00 0.00 N/A 09/07/2006 0.00 7.375% 0.00
1284002756 215,900.00 215,738.70 215,738.70 0.00 0.00 0.00 N/A 09/01/2006 0.00 7.125% 0.00
1284002783 275,000.00 275,000.00 275,000.00 0.00 0.00 0.00 N/A 08/25/2006 0.00 6.875% 0.00
1284002906 600,000.00 600,000.00 600,000.00 0.00 0.00 0.00 N/A 08/21/2006 0.00 7.000% 0.00
Total:
46
17,503,215.00
17,489,210.68
1,157.43
16,996,825.58
0.00
0.00
0.00
6,042.00

Distribution Date: Sep 25, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Sep 25, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #